T. Rowe Price European Stock Fund
T. Rowe Price European Stock Fund
Investment Objective
The fund seeks long-term growth of capital through investments primarily in the common stocks of companies located (or with primary operations) in Europe.
Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Fees and Expenses of the Fund Shareholder fees (fees paid directly from your investment)
Shareholder Fees - (USD $)		T. Rowe Price European Stock Fund
Maximum sales charge (load) imposed on purchases		none
Maximum deferred sales charge (load)		none
Redemption fee (as a percentage of amount redeemed on shares held for 90 days or less)		2.00%
Maximum account fee	[1]	20
[1]	Subject to certain exceptions, accounts with a balance of less than $10,000 are charged an annual $20 fee.

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	T. Rowe Price European Stock Fund
Management fees	0.80%
Distribution and service (12b-1) fees	none
Other expenses	0.21%
Total annual fund operating expenses	1.01%

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - (USD $)	1 year	3 years	5 years	10 years
T. Rowe Price European Stock Fund	103	322	558	1,236

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 57.6% of the average value of its portfolio.

Investments, Risks, and Performance Principal Investment Strategies

The fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in European companies. Under normal conditions, at least five countries will be represented in the fund's portfolio. The fund may purchase the stocks of companies of any size. The fund expects to make substantially all of its investments in common stocks of companies located (or with primary operations) in the countries listed below, as well as others as their markets develop:

•Primary Emphasis: Austria, Denmark, Finland, France, Germany, Greece, Ireland, Italy, Luxembourg, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland, and United Kingdom.

•Others: Belgium, Czech Republic, Estonia, Hungary, Kazakhstan, Poland, Romania, Russia, and Turkey.

While the fund invests with an awareness of the outlook for industry sectors and individual countries within the region, bottom-up stock selection is the focus of our decision-making. Country allocation is driven largely by stock selection, though we may limit investments in markets that appear to have poor overall prospects.

The fund seeks to purchase the stocks of companies with quality management and strong cash flows, and does not emphasize either a growth or value bias in selecting investments. Securities will be selected that in the investment adviser's view have the most favorable combination of company fundamentals, earnings potential, and relative valuation.

In selecting investments, the fund generally favors companies with one or more of the following characteristics:

•leading or improving market position;

•attractive business niche;

•attractive or improving franchise or industry position;

•seasoned management;

•stable or improving earnings and/or cash flow; and

•sound or improving balance sheet.

The fund may sell securities for a variety of reasons, such as to secure gains, limit losses, or redeploy assets into more promising opportunities.

Principal Risks

As with any mutual fund, there is no guarantee that the fund will achieve its objective. The fund's share price fluctuates, which means you could lose money by investing in the fund. The principal risks of investing in this fund are summarized as follows:

Active management riskThe fund is subject to the risk that the investment adviser's judgments about the attractiveness, value, or potential appreciation of the fund's investments may prove to be incorrect. If the securities selected and strategies employed by the fund fail to produce the intended results, the fund could underperform other funds with similar objectives and investment strategies.

Risks of stock investing Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The value of a stock in which the fund invests may decline due to general weakness in the stock market or because of factors that affect a company or a particular industry.

Foreign investing risk Investing in the securities of non-U.S. companies involves special risks not typically associated with investing in U.S. companies. Foreign securities tend to be more volatile and less liquid than investments in U.S. securities, and may lose value because of adverse political, social or economic developments overseas, or due to changes in the exchange rates between foreign currencies and the U.S. dollar. In addition, foreign investments are subject to settlement practices, and regulatory and financial reporting standards, that differ from those of the U.S. These risks are heightened for the fund's investments in emerging markets.

Geographic concentration risk Because the fund concentrates its investments in a particular geographic region, the fund's performance is closely tied to the social, political, and economic conditions within that region. Political developments and changes in regulatory, tax, or economic policy in particular countries within the region could significantly affect the markets in those countries as well as the entire region. As a result, the fund is likely to be more volatile than more geographically diverse international funds.

The European financial markets have been experiencing increased volatility due to concerns over rising government debt levels of several European countries and these events may continue to significantly affect all of Europe. European economies could be significantly affected by rising unemployment, tight fiscal and monetary controls imposed on member countries of the European Economic and Monetary Union, and uncertainty surrounding the euro.

Performance

The bar chart showing calendar year returns and the average annual total returns table indicate risk by illustrating how much returns can differ from one year to the next and how fund performance compares with that of a comparable market index. The fund's past performance (before and after taxes) is not necessarily an indication of future performance.

The fund can also experience short-term performance swings, as shown by the best and worst calendar quarter returns during the years depicted.

European Stock Fund Calendar Year Returns

	Quarter	Total
	Ended	Return
Best Quarter	6/30/09	25.21%
Worst Quarter	09/30/11	-23.47%

In addition, the average annual total returns table shows hypothetical after-tax returns to suggest how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or individual retirement account.

Average Annual Total Returns Periods ended December 31, 2011
Average Annual Total Returns -	1 Year	5 Years	10 Years
T. Rowe Price European Stock Fund	(9.30%)	(2.83%)	4.85%
T. Rowe Price European Stock Fund Returns after taxes on distributions	(9.66%)	(3.68%)	3.75%
T. Rowe Price European Stock Fund Returns after taxes on distributions and sale of fund shares	(5.60%)	(2.37%)	4.13%
T. Rowe Price European Stock Fund MSCI Europe Index	(10.50%)	(4.63%)	4.89%
T. Rowe Price European Stock Fund Lipper European Region Funds Average	(13.15%)	(5.51%)	5.36%

Updated performance information is available through troweprice.com or may be obtained by calling 1-800-225-5132.